THE TREASURER'S FUND

                           19 OLD KINGS HIGHWAY SOUTH
                                DARIEN, CT 06820
                       1 (800) TSR-FUND / 1 (800) 877-3863


                                  ANNUAL REPORT
                                 October 31,1996



INVESTMENT ADVISOR
------------------
      GABELLI-O'CONNOR FIXED INCOME MUTUAL FUNDS MANAGEMENT CO.
      19 Old Kings Highway South
      Darien, CT 06820

ADMINISTRATOR
-------------
      FURMAN SELZ LLC
      230 Park Avenue
      New York, NY 10169

DISTRIBUTOR
-----------
      GOC FUND DISTRIBUTORS, INC.
      19 Old Kings Highway South
      Darien, CT 06820

CUSTODIAN
---------
      CUSTODIAL TRUST COMPANY
      101 Carnegie Center
      Princeton, NJ 08540

LEGAL COUNSEL
-------------
      BATTLE FOWLER LLP
      75 East 55th Street
      New York, NY 10022

INDEPENDENT AUDITORS
--------------------
      ERNST & YOUNG LLP
      787 7th Avenue
      New York, NY 10019


This report is for the information of the shareholders of The Treasurer's Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

                              THE TREASURER'S FUND


                                                              December 16, 1996

Dear Fellow Shareholder:

      We are pleased to present the annual report for The Treasurer's Fund for the fiscal year ended October 31, 1996. The total net assets of The Treasurer's Fund portfolios on October 31, 1996 (in millions) were:

              Domestic Prime Money Market Portfolio            $236.8
              Tax Exempt Money Market Portfolio                 158.5
              U.S. Treasury Money Market Portfolio               90.8
                                                                -----
                                                               $486.1

      The portfolios continue to hold investments in very high quality money market securities of domestic, corporate and municipal issuers and U.S. Government obligations. The weighted average maturities of the portfolios were well within the permitted maximum of 90 days as stated below:

              Domestic Prime Money Market Portfolio           30 days
              Tax Exempt Money Market Portfolio               21 days
              U.S. Treasury Money Market Portfolio            42 days

      After reaching an interim low yield of 6.35% on November 29, the 30 year Treasury bond has steadily deteriorated since, and now stands at a yield of 6.68%. Indeed, there has been a spate of stronger than expected news as of late, but most of the sell-off can be directly traced to Chairman Greenspan's remarks equating the current market exuberance with the Japanese markets of several years back. Even though his remarks were reinterpreted the next day, many believe that his true intention was to begin a process of letting some air out of the "speculative bubble". In retrospect and as we believed, the market ran too far too fast and a near term easing was needed to justify the previous price action. So the market has begun its correction, a correction we believe was needed and is healthy.

      On the economic front we have seen continued resilience by the U.S. consumer. By all accounts holiday sales have been strong. Of course, the final tally for the season won't come in until next year. Housing starts have risen strongly, showing a 9.2% increase for the month of November. Could it be that the lower rates seen this fall have driven some to refinance thus adding to the holiday cheer? Another troubling sign on the inflation front has been the price of crude oil which has recently moved up strongly to over $25/barrel. Interestingly enough this time we have not heard any screams from the general populous concerning the price of gasoline at the pump. Concurrently, we've seen producer prices up stronger than expected and consumer prices in check.

      Our market opinion has not changed and continues to be positive for the near future (the next 3 months). Where we thought the market was over priced several weeks back, we have now started to extend the portfolio with these relatively cheap prices. We believe the 30 year bond will continue to trade in a well defined range with 6.625% representing value. With many predicting a further correction in stocks we believe that short fixed income securities will continue to have a strong underlying bid.

                                        Sincerely,

                                        /s/ Ronald S. Eaker
                                        --------------------------------------
                                        Ronald S. Eaker
                                        President and Chief Investment Officer


The Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio, and U.S. Treasury Money Market Portfolio attempt to maintain a stable net asset value per share of $1.00. There can be no assurance that the Portfolios will be successful in this regard.

Past performance is not indicative of future results.

Investments in the Portfolios are not insured, nor guaranteed, by the U.S. Government.

                              THE TREASURER'S FUND
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

                                                                     YIELD TO
                                                                     MATURITY
                                                      CREDIT        AT TIME OF      MATURITY         PRINCIPAL            VALUE
                                                     RATINGS*        PURCHASE         DATE            AMOUNT             (NOTE 1A)
                                                     --------       ----------        ------          -------            --------
COMMERCIAL PAPER - 51.5%
First Credit Corp., 5.28%.......................        A1/P1           5.392%       11/07/96       $10,500,000        $ 10,490,760
International Lease Finance Corp., 5.37% (a)....      A1/P1/D1+         5.505        11/07/96        10,000,000           9,991,050
Avnet, Inc., 5.41%..............................        A1/P1           5.551        11/18/96        10,000,000           9,974,453
MCI Communications Corp., 5.25%.................        A1/P1           5.363        11/18/96        10,500,000          10,473,969
National Fleet Funding Corp., 5.25%.............        A1/P1           5.363        11/19/96        10,500,000          10,472,437
B.I. Funding, Inc., 5.26% (a)...................      A1/NR/D1+         5.371        11/20/96        10,000,000           9,972,239
American Trading & Production Corp., 5.43%......        A1/P1           5.582        11/21/96         9,000,000           8,972,850
Alamo Funding L.P., 5.28%.......................        A1/P1           5.393        11/25/96        10,000,000           9,964,800
Transamerica Financial Corp., 5.24% (a).........      A1/P1/D1          5.351        11/25/96        10,000,000           9,965,067
First Chicago Capital Markets, Inc., 5.27%......        A1/P1           5.392        12/04/96        10,500,000          10,449,276
First Brands Commercial, Inc., 5.27.............        A1/P1           5.405        12/10/96        11,000,000          10,937,199
Island Finance Puerto Rico, Inc., 5.35% (a)(b)..   A1+/P1/F1+/D1+       5.514        01/09/97        10,300,000          10,194,382
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER  .......................................................................................         121,858,482
                                                                                                                        -----------

ADJUSTABLE RATE SECURITIES - 2.7%
Health Insurance Plan of Greater New York ACES,
  Series 1990B-1, (07/01/16)**..................       A1+/NR           5.541        05/01/96         6,300,000           6,300,000
                                                                                                                        -----------
TOTAL ADJUSTABLE RATE SECURITIES ..............................................................................           6,300,000
                                                                                                                        -----------

U.S TREASURY ISSUES - 12.0%
U.S. Treasury Bills.................................................    4.877        02/06/97         6,000,000           5,925,957
U.S. Treasury Bills.................................................    4.974        02/06/97         6,000,000           5,924,502
U.S. Treasury Bills.................................................    5.027        02/06/97         6,000,000           5,923,693
U.S. Treasury Bills.................................................    5.185        03/06/97         6,000,000           5,898,958
U.S. Treasury Bills.................................................    5.667        07/24/97         5,000,000           4,805,483
                                                                                                                        -----------
TOTAL U.S. TREASURY ISSUES ....................................................................................          28,478,593
                                                                                                                         -----------

LOAN PARTICIPATIONS - 4.4%
Pacific Financial Asset Management, 5.44% (2)...        NR/NR           5.531        11/06/96        10,500,000          10,500,000
                                                                                                                        -----------
TOTAL LOAN PARTICIPATIONS .....................................................................................          10,500,000
                                                                                                                        -----------

                                             See accompanying notes to financial statements

                                                                    2

                              THE TREASURER'S FUND
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1996

                                                                        YIELD TO
                                                                        MATURITY
                                                                       AT TIME OF       MATURITY        PRINCIPAL        VALUE
                                                                        PURCHASE           DATE          AMOUNT        (NOTE 1A)
                                                                       ----------         ------         -------        --------
REPURCHASE AGREEMENTS - 29.5%
Bear Stearns & Co., Inc. dated 10/31/96..............................      5.570%        11/01/96      $24,973,970     $24,973,970
  (Proceeds at maturity, $24,977,834) collateralized by:
  $6,240,000 U.S. Treasury STRIPS 02/15/10 vs. $2,589,600
  $43,000,000 U.S. Treasury STRIPS 02/15/15 vs. $12,416,250
  $1,075,000 FHLMC Pool #C80427, 7.500%  09/01/26 vs. $1,084,857
  $4,025,000 FHLMC Pool #G00399, 8.500%  09/01/25 vs. $3,187,232
  $5,000,000 FHLMC REMIC, 4.0625%, 03/15/03 vs. $320,684
  $1,500,000 FNMA REMIC Trust, 7.600%, 06/25/08 vs. $1,327,165
  $79,080,165 FHLMC, 3.412%  12/15/22 vs. $2,369,838
  $35,907,051 FHLMC, 4.012%  04/15/22 vs. $1,620,678
  $750,000 FNMA REMIC Trust, 11.681%, 02/25/22 vs. $556,693
  $1,200 U.S. Treasury STRIPS 05/15/10 vs. $489

Nomura Securities International, Inc., dated 10/31/96................      5.520         11/01/96      45,000,000       45,000,000
  (Proceeds at maturity, $45,006,900) collateralized by:
  $36,685,000 FHLB Bonds, 6.070%, 07/02/97 vs. $36,685,000
  $9,235,000 FNMA Notes, 5.250%, 03/25/98 vs. $9,223,456
                                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS .....................................................................................       69,973,970
                                                                                                                      ------------
TOTAL INVESTMENTS--100.1% (COST  $237,111,045)+ ..................................................................    $237,111,045
                                                                                                                      ============
*,**,+,(a),(2) See Footnotes to Portfolios


                                             See accompanying notes to financial statements

                                                                    3

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

                                                                  CREDIT        CURRENT     MATURITY      PRINCIPAL      VALUE
                                                                 RATINGS*       COUPON        DATE         AMOUNT      (NOTE 1A)
                                                                 --------     ----------     ------        -------      --------
SHORT-TERM MUNICIPAL SECURITIES - 98.7%
ALABAMA - 2.2%
Huntsville IDR TENR #66, Series 1982 (Avco Corporation
  Project) (LOC Bankers Trust) (11/01/99)**..................      Aa2/NR         4.000%    11/07/96    $2,000,000     $ 2,000,000
Phenix County, IDB Environmental Improvement Revenue
   (Mead Coated Board Project) (LOC Toronto Dominion Bank)
   (06/01/28)**...............................................     NR/A1+         3.700     11/01/96     1,500,000       1,500,000
                                                                                                                       -----------
TOTAL ALABAMA                                                                                                            3,500,000
                                                                                                                       -----------

ARIZONA - 2.5%
Arizona HFAR, Series 1985 (Pooled Loan Program) (FGIC)
   (10/01/15)**...............................................    VMIG1/A1        3.550     11/07/96       500,000         500,000
Chandler IDA (SMP II Limited Partnership Project) (LOC
   Credit Lyonnais & Republic National Bank, NY) (12/01/15)**.    VMIG1/NR        3.600     11/07/96     1,500,000       1,500,000
Pima County IDA, Series 1982 A, (Tucson Electric Power Co.
   Project) (LOC Bank of America) (07/01/22)**................    VMIG1/A1        3.550     11/07/96     2,000,000       2,000,000
                                                                                                                       -----------
TOTAL ARIZONA                                                                                                            4,000,000
                                                                                                                       -----------

CONNECTICUT - 1.9%
Connecticut Special Assessment Unemployment Compensation
   Advance Fund Revenue Bond, Series C 1993 (SPA FGIC)
   (FGIC) (11/15/01)***(b)....................................  VMIG1/A1+/F1+     3.900     07/01/97     3,000,000       3,000,000
                                                                                                                       -----------

FLORIDA - 4.0%
Dade County Water & Sewer System Revenue,
   Series 1994 (FGIC) (SPA Commerzbank Aktiengesel)
   (10/05/22)**...............................................    VMIG1/A1        3.500     11/07/96     2,500,000       2,500,000
Indian Trace Community Development District (Basin I Water
   Management Project) (LOC Tokai Bank, Ltd.) (05/01/10)**....    VMIG1/A2        3.500     11/07/96     3,900,000       3,900,000
                                                                                                                       -----------
TOTAL FLORIDA                                                                                                            6,400,000
                                                                                                                       -----------

GEORGIA - 12.0%
Burke County Development Authority, 5th Series (Georgia Power
   Co. Vogtle Project) (07/01/24)**...........................    VMIG1/A1+       3.650     11/01/96     3,100,000       3,100,000
Burke County Development Authority, 5th Series (Georgia Power
   Co. Vogtle Project) (07/01/24)****.........................    VMIG1/A1+       3.250     11/05/96     1,150,000       1,150,000
Burke County Development Authority, 5th Series (Georgia Power
    Co. Vogtle Project) (07/01/24)****........................     P1/A1+         3.600     01/09/97     5,000,000       5,000,000
Burke County Development Authority PCR (Oglethorpe
   Power Corp. Project) (FGIC) (SPA Canadian Imperial
   Bank) (01/01/16)**.........................................    VMIG1/A1+       3.500     11/07/96     1,700,000       1,700,000
Cobb County GO TANS, Series 1996..............................    MIG1/SP1+       4.000     12/31/96     5,000,000       5,003,992
DeKalb County Private Hospital Authority (LOC Trust Company
   Bank) (03/01/24)**.........................................    VMIG1/A1+       3.500     11/07/96     1,700,000       1,700,000
Hapeville Development Authority IDR (Hapeville Hotel
   L.P. Project) (LOC Union Bank of Switzerland) (11/01/15)**.      P1/NR         3.550     11/01/96     1,300,000       1,300,000
                                                                                                                       -----------
TOTAL GEORGIA                                                                                                           18,953,992
                                                                                                                       -----------
                                             See accompanying notes to financial statements

                                                                    4

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1996

                                                                  CREDIT        CURRENT     MATURITY      PRINCIPAL      VALUE
                                                                 RATINGS*       COUPON        DATE         AMOUNT      (NOTE 1A)
                                                                 --------     ----------     ------        -------      --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
ILLINOIS - 6.6%
Illinois HFAR, Series E (Hospital Sisters Service)
   (MBIA) (SPA Morgan Guaranty Trust) (12/01/15)**............    VMIG1/AAA       3.500%    11/07/96    $2,600,000     $ 2,600,000
Illinois State Toll Highway Authority, Series B (MBIA)
   (LOC Societe Generale) (01/01/10)**(b).....................  VMIG1/A1+/F1+     3.500     11/07/96     7,900,000       7,900,000
                                                                                                                       -----------
TOTAL ILLINOIS                                                                                                          10,500,000
                                                                                                                       -----------

KANSAS - 5.0%
Burlington PCR (Kansas City Power & Light Co. Project)
   (LOC Toronto Dominion Bank) (10/01/17)****.................     P1/A1+         3.600     11/13/96     2,600,000       2,600,000
Burlington PCR (Kansas City Power & Light Co. Project)
   (LOC Toronto Dominion Bank) (10/01/17)****.................     P1/A1+         3.500     12/04/96     2,000,000       2,000,000
Burlington PCR (Kansas City Power & Light Co. Project)
   (LOC Toronto Dominion Bank) (10/01/17)****.................     P1/A1+         3.650     01/23/97     3,250,000       3,250,000
                                                                                                                       -----------
TOTAL KANSAS                                                                                                             7,850,000
                                                                                                                       -----------

KENTUCKY - 1.8%
Ohio County PCR, (Big Rivers Electric Corporation Project)
   (LOC Chemical Bank) (10/01/15)**...........................      NR/NR         4.150     11/07/96     2,900,000       2,900,000
                                                                                                                       -----------

LOUISIANA - 3.5%
East Baton Rouge Parish PCR Refunding Bonds, Series 1989
   (LOC Union Bank of Switzerland) (11/01/19)**...............     P1/A1+         3.550     11/01/96     1,100,000       1,100,000
Louisiana State GO Bonds, Series A (LOC Credit
   Local de France) (07/01/03)****............................    VMIG1/A1+       3.400     12/02/96     4,500,000       4,500,000
                                                                                                                       -----------
TOTAL LOUISIANA                                                                                                          5,600,000
                                                                                                                       -----------

MASSACHUSETTS - 0.6%
State of Massachusetts Updates GO Revenue Bonds, Series E
   (LOC ABN-AMRO Bank, NY) (12/01/97)**.......................    VMIG1/A1+       3.600     11/01/96     1,000,000       1,000,000
                                                                                                                       -----------

MICHIGAN - 2.2%
State of Michigan Building Authority (University of Michigan
   Adult General Hospital) (12/01/04)***......................     Aaa/AAA        7.875     12/01/96     2,000,000       2,046,728
Wayne Charter County Airport Revenue (Detroit Metropolitan
   County Project-B) (10/01/16)***............................     NR/A1+         3.650     12/01/96     1,500,000       1,500,000
                                                                                                                       -----------
TOTAL MICHIGAN                                                                                                           3,546,728
                                                                                                                       -----------

MINNESOTA - 1.1%
Rochester Health Care, Series F (Mayo Foundation/
   Mayo Medical Center Project) (SPA Credit Suisse)
   (11/15/17)****.............................................     NR/A1+         3.650     01/16/97     1,800,000       1,800,000
                                                                                                                       -----------

NEBRASKA - 1.9%
Lancaster County Hospital Authority Revenue (Bryan Memorial
   Hospital Project) (MBIA) (SPA Commerzbank Aktiengesel)
   (06/01/12)**...............................................    VMIG1/A1+       3.500     11/07/96     3,000,000       3,000,000
                                                                                                                       -----------
                                             See accompanying notes to financial statements

                                                                   5

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1996

                                                                  CREDIT        CURRENT     MATURITY      PRINCIPAL      VALUE
                                                                 RATINGS*       COUPON        DATE         AMOUNT      (NOTE 1A)
                                                                 --------     ----------     ------        -------      --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
NEW YORK - 11.5%
Babylon IDA Resource Recovery (Ogden Corporation)
   (OFS Equity Babylon Project) (LOC Union Bank of
   Switzerland) (12/01/24)**..................................     NR/A1+         3.650%    11/01/96    $6,400,000     $ 6,400,000
New York City GO Bonds Fiscal 1994, Series A - A8 (LOC Union
   Bank of Switzerland) (08/01/17)**..........................    VMIG1/A1+       3.550     11/01/96     1,300,000       1,300,000
New York City GO Bonds Fiscal 1994, Series B, Subseries B4
   (MBIA) (LIQ National Westminster Bank PLC) (08/15/23)**....    VMIG1/A1+       3.550     11/01/96     1,000,000       1,000,000
New York City Municipal Water Finance Authority & Sewer
   System Revenue, 1992 Series C (FGIC) (06/15/22)**..........    VMIG1/A1+       3.550     11/01/96     3,400,000       3,400,000
New York City Municipal Water Finance Authority & Sewer
   System Revenue, 1994 Series C (FGIC) (06/15/23)**..........    VMIG1/A1+       3.550     11/01/96     1,100,000       1,100,000
State of New York Dormitory Authority (Beverwyck, Inc. Project)
   (LOC Banque Paribas) (07/01/25)**..........................    VMIG1/A2        3.600     11/07/96     1,000,000       1,000,000
State of New York Energy Resh. & Development Authority
   PCR (New York State Electric & Gas Co. Project) (LOC
   Morgan Guaranty Trust) (06/01/29)**........................    VMIG1/A1+       3.500     11/01/96     2,700,000       2,700,000
State of New York Job Development Authority, Series B-1 - B-21
   (GTD State of New York) (03/01/05)**.......................    VMIG1/NR        3.800     11/01/96     1,280,000       1,280,000
                                                                                                                       -----------
TOTAL NEW YORK                                                                                                          18,180,000
                                                                                                                       -----------

NORTH CAROLINA  - 3.6%
Charlotte Airport Refunding Revenue Bonds, Series 1993 A
   (MBIA) (SPA Commerzbank Aktiengesel) (07/01/16)**..........    VMIG1/A1+       3.500     11/07/96     3,850,000       3,850,000
Lenoir County PCR TENR #60, Series 1983 (Texasgulf, Inc.
   Project) (LOC Bankers Trust Co.) (12/01/03)**..............     Aa2/NR         3.625     11/07/96     1,000,000       1,000,000
Wake County Industrial Facilities & PCR Financing Authority
   (Carolina Power & Light Co. Project)
   (LOC Sumitomo Bank, Ltd.) (02/01/17)**.....................      P1/NR         3.700     11/01/96       900,000         900,000
                                                                                                                       -----------
TOTAL NORTH CAROLINA                                                                                                     5,750,000
                                                                                                                       -----------

OHIO - 0.6%
Ohio State Student Loan Funding Corp., Cincinnati, OH,
   Series A-2 (LOC National Westminster Bank PLC) (01/01/07)**    VMIG1/NR        3.650     11/07/96       900,000         900,000
                                                                                                                       -----------

PENNSYLVANIA - 10.2%
Berks County IDR (Sixth & Penn Street Project)
   (LOC Meridian Bank) (11/23/03)**...........................    VMIG1/NR        3.600     11/07/96     1,240,000       1,240,000
Delaware Valley Regional Financing (LOC Midland Bank PLC)
    (08/01/16)**..............................................    VMIG1/A1        3.650     11/07/96     2,700,000       2,700,000
Montgomery County IDA PCR, Series 1994-A (PECO Energy
   Project) (LOC Deutsche Bank) (06/01/29)****................     P1/A1+         3.600     11/04/96     3,760,000       3,760,000
Montgomery County IDA PCR, Series 1994-A (PECO Energy
   Project) (LOC Deutsche Bank) (06/01/29)****................     P1/A1+         3.200     11/13/96     3,500,000       3,500,000
Montgomery County IDA PCR, Series 1994-A (PECO Energy
   Project) (LOC Deutsche Bank) (06/01/29)****................     P1/A1+         3.200     11/14/96     3,500,000       3,500,000
State of Pennsylvania Energy Development Authority Revenue
   Bonds, Series 1986 (Ebensburg Project) (LOC Swiss Bank
   Corp.) (12/01/11)**........................................     Aa1/NR         3.600     11/07/96     1,400,000       1,400,000
                                                                                                                       -----------
TOTAL PENNSYLVANIA                                                                                                      16,100,000
                                                                                                                       -----------
                                             See accompanying notes to financial statements

                                                                    6

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1996

                                                                  CREDIT        CURRENT     MATURITY      PRINCIPAL      VALUE
                                                                 RATINGS*       COUPON        DATE         AMOUNT      (NOTE 1A)
                                                                 --------     ----------     ------        -------      --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
TENNESSEE - 4.2%
Clarksville Public Authority Pooled Financing,
   Series 1990 (MBIA) (SBPA Credit Suisse) (07/01/13)**.......    VMIG1/A1+       3.500%    11/07/96    $  700,000     $   700,000
Metropolitan Nashville Airport Authority, Series A
   (American Airlines Project) (LOC Credit Suisse)
   (10/01/12)**...............................................      NR/A1         3.650     11/01/96     2,200,000       2,200,000
State of Tennessee BANS, Series A (07/02/01)**................     NR/A1+         3.450     11/07/96     3,800,000       3,800,000
                                                                                                                       -----------
TOTAL TENNESSEE                                                                                                          6,700,000
                                                                                                                       -----------

TEXAS - 10.9%
Brazos River Harbor Navigation District, Series
   1990 (Dow Chemical Co. Project) (01/01/16)****.............      P1/A1         3.650     02/11/97     1,000,000       1,000,000
Harris County Health Facilities Development Corp.
   (Memorial Hospital System) (LOC Societe Generale)
   (06/01/24)****.............................................    VMIG1/NR        3.650     01/14/97     2,400,000       2,400,000
Harris County HFC MFHR (Idlewood Park Project)
   (GTD New England Mutual Life Insurance Co.)
   (06/01/05)**...............................................      NR/A1         3.600     11/07/96     2,750,000       2,750,000
Panhandle Plains Higher Education Authority, Inc.,
   Student Loan Revenue, Series A (LOC SLMA)
   (06/01/21)**...............................................    VMIG1/NR        3.600     11/07/96     2,000,000       2,000,000
Panhandle Plains Higher Education Authority, Inc.,
   Student Loan Revenue, Series A (LOC SLMA)
   (06/01/25)**...............................................    VMIG1/NR        3.600     11/07/96     4,300,000       4,300,000
San Antonio HFC, Multifamily Housing REV.,
   Series 1990 (Eagles' Nest Apartments Project)
   (LOC Landesbank Hessen) (05/01/20)**.......................     NR/A1+         3.600     11/07/96     4,800,000       4,800,000
                                                                                                                       -----------
TOTAL TEXAS                                                                                                             17,250,000
                                                                                                                       -----------

UTAH - 1.3%
Tooele County Hazardous Waste Treatment Revenue
   (Westinghouse Electric Corp. Project A) (LOC Union Bank of
   Switzerland) (06/01/20)****................................     NR/A1+         3.550     12/05/96     2,000,000       2,000,000
                                                                                                                       -----------

VIRGINIA - 1.8%
Alexandria IDA Resource Recovery Revenue, Series 1986 A
   (Ogden Corp. Project) (LOC Swiss Bank) (12/01/16)**........    VMIG1/A1+       3.650     11/01/96     1,300,000       1,300,000
Peninsula Ports Authority Coal Terminal Revenue (Dominion
   Terminal Project - C) (LOC National Westminster Bank)
   (07/01/16)**...............................................      P1/NR         3.600     11/01/96     1,500,000       1,500,000
                                                                                                                       -----------
TOTAL VIRGINIA                                                                                                           2,800,000
                                                                                                                       -----------
                                             See accompanying notes to financial statements

                                                                    7

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1996

                                                                  CREDIT        CURRENT     MATURITY      PRINCIPAL      VALUE
                                                                 RATINGS*       COUPON        DATE         AMOUNT      (NOTE 1A)
                                                                 --------     ----------     ------        -------      --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
WYOMING - 9.3%
Lincoln County PCR (Pacificorp Project) (LOC Union Bank of
   Switzerland) (01/01/16)****................................    VMIG1/A1+       3.300%    11/21/96    $3,800,000     $ 3,800,000
Lincoln County PCR (Pacificorp Project) (LOC Union Bank of
   Switzerland) (01/01/16)****................................    VMIG1/A1+       3.500     01/22/97     1,500,000       1,500,000
Lincoln County PCR, Series B (Exxon Corp. Project)
   (07/01/17)**...............................................     P1/A1+         3.650     11/01/96     1,100,000       1,100,000
Lincoln County PCR, Series A (Exxon Corp. Project)
   (07/01/17)**...............................................     P1/A1+         3.650     11/01/96     1,200,000       1,200,000
Platte County PCR Refunding Bonds (Tri-State Generator &
   Transmission Project) (LOC Societe Generale) (07/01/14)**..      P1/NR         3.600     11/01/96     2,000,000       2,000,000
Platte County PCR Refunding Bonds, Series 1984A
   (07/01/14)****.............................................      P1/NR         3.250     11/04/96     2,500,000       2,500,000
Platte County PCR Refunding Bonds, Series 1984B
   (07/01/14)****.............................................      P1/NR         3.600     11/06/96     1,800,000       1,800,000
Platte County PCR Refunding Bonds, Series 1984B
   (Tri-State Generator & Transmission Project)
   (LOC Societe Generale) (07/01/14)**........................      P1/NR         3.600     11/01/96       800,000         800,000
                                                                                                                      ------------
TOTAL WYOMING                                                                                                           14,700,000
                                                                                                                      ------------
TOTAL INVESTMENTS--98.7% (COST $156,430,720)+ .................................................................       $156,430,720
                                                                                                                      ============
*,**,***,****,+,(b) See Footnotes to Portfolios

                                             See accompanying notes to financial statements

                                                                    8

                              THE TREASURER'S FUND
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               OCTOBER 31, 1996

                                                                        YIELD TO
                                                                        MATURITY
                                                                       AT TIME OF     MATURITY       PRINCIPAL           VALUE
                                                                        PURCHASE        DATE          AMOUNT           (NOTE 1A)
                                                                      -----------     --------      ----------        -----------
U.S. GOVERNMENT ISSUES - 52.3%
U S. Treasury Bills...................................................   5.133%        01/02/97     $ 4,000,000       $ 3,965,693
U.S. Treasury Bills...................................................   5.128         01/09/97      10,000,000         9,904,550
U.S. Treasury Bills++.................................................   5.122         01/09/97      10,000,000         9,904,646
U.S. Treasury Bills++.................................................   5.128         01/16/97      15,000,000        14,842,300
U.S. Treasury Bills...................................................   5.164         01/30/97       5,000,000         4,937,312
U.S. Treasury Bills++.................................................   5.196         03/06/97       4,000,000         3,932,500
                                                                                                                       ----------
TOTAL U.S. GOVERNMENT ISSUES ..................................................................................        47,487,001
                                                                                                                       ----------

REPURCHASE AGREEMENTS - 48.0%
Bear Stearns & Co., Inc. dated 10/31/96...............................   5.570         11/01/96      17,525,353        17,525,353
  (Proceeds at maturity $17,528,064) collateralized by:
  $47,090,000 U.S. Treasury STRIPS, 11/15/14 vs. $13,832,688
  $15,082,100 U.S. Treasury STRIPS, 11/15/15 vs. $4,124,049

Nomura Securities International Inc. dated 10/31/96...................   5.520         11/01/96      18,000,000        18,000,000
  (Proceeds at maturity $18,002,760) collateralized by:
  $17,980,000 U.S. Treasury Notes 6.120%, 12/31/96 vs. $18,362,075

UBS Securities, Inc. dated 10/31/96...................................   5.500         11/01/96       8,000,000         8,000,000
  (Proceeds at maturity $8,001,222) collateralized by:
  $5,041,000 U.S. Treasury Notes 13.250%, 05/15/14 vs. $8,160,119

                                                                                                                      -----------
TOTAL REPURCHASE AGREEMENTS ....................................................................................       43,525,353
                                                                                                                      -----------
TOTAL INVESTMENTS--100.3% (COST $91,012,354)+...................................................................      $91,012,354
                                                                                                                      ===========

 +   See Footnotes to Portfolios
++   Securities partially on loan to Bear Stearns & Co., Inc.; collateralized by
     U.S.  Government  securities at a market value of $21,680,783 as of October
     31, 1996.

                                             See accompanying notes to financial statements

                                                                   9

                              THE TREASURER'S FUND
                             FOOTNOTES TO PORTFOLIOS


*CREDIT RATINGS GIVEN BY STANDARD AND POOR'S CORPORATION & MOODY'S INVESTORS SERVICE INC. (UNAUDITED)


STANDARD & POOR'S       MOODY'S
-----------------     -----------
     A1                   P1           Instrument of the highest quality.
     AAA                  Aaa          Instrument judged to be of the best quality and carrying the smallest amount of investment risk.
     AA                   Aa           Instrument judged to be of high quality by all standards.
     SP1              MIG1/VMIG1       Instrument judged to be of the best quality with strong protection.
     SP2              MIG2/VMIG2       Instrument judged to be of high quality with ample protection.
     NR                   NR           Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.

(A) Rated D1 by Duff & Phelps, Inc. (highest quality). (unaudited)
(B) Rated F1 by Fitch Investors Service, Inc. (highest quality). (unaudited)

      Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Duff & Phelps, Inc., Fitch Investors Service, Inc. and Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      U.S. Government Issues have an assumed rating of AAA/Aaa.

ABBREVIATIONS USED IN THESE STATEMENTS:


      ACES.........................Adjustable Convertible Extendable Securities
      BANS ........................Bond Anticipation Notes
      FGIC ........................Insured as to principal and interest by the Financial Guaranty Insurance Corp.
      FHLB.........................Federal Home Loan Bank
      FHLMC........................Federal Home Loan Mortgage Corp.
      FNMA.........................Federal National Mortgage Association
      GO...........................General Obligation
      GTD .........................Guaranteed(1)
      HFAR ........................Health Facilities Authority Revenue
      HFC .........................Housing Finance Corporation
      IDA .........................Industrial Development Authority
      IDB..........................Industrial Development Board
      IDR .........................Industrial Development Revenue
      LIQ..........................Liquidity Facility Agreement
      LOC..........................Letter of Credit(1)
      MBIA ........................Insured as to principal and interest by the Municipal Bond Insurance Association
      MFHR ........................Multi-Family Housing Revenue
      PCR .........................Pollution Control Revenue
      REMIC........................Real Estate Mortgage Investment Conduit
      REV .........................Revenue
      SBPA ........................Stand-by Purchase Agreement(1)
      SLMA.........................Student Loan Marketing Association
      STRIPS ......................Prestripped zero coupon bond that is a direct obligation of the U.S. Treasury
      SPA .........................Securities Purchase Agreement(1)
      TANS.........................Tax Anticipation Notes
      TENR ........................Tax Exempt Note Rate

                                             See accompanying notes to financial statements

                                                                   10

                              THE TREASURER'S FUND
                       FOOTNOTES TO PORTFOLIOS (CONTINUED)

 (1) Institutions shown in parenthesis have entered into credit support agreements with the issuer.
 (2) Institutions shown in parenthesis are the issuers of the participation interests of those specific holdings.
  ** Variable/Floating Rate Demand Note. "Maturity Date" shown is next exercise date of demand feature and "Yield to Maturity at Time of Purchase"/ "Current Coupon" is the rate in effect on October 31, 1996. Date in parenthesis is the final maturity date of the issue.
 *** Adjustable Rate Security. "Maturity Date" shown is next coupon reset date and and "Yield to Maturity at Time of Purchase" / "Current Coupon" is the rate in effect on October 31, 1996. Date in parenthesis is the final maturity date of the issue.
**** Tax-Free Commercial Paper. Date in parenthesis is the final maturity of an issue which has been remarketed in short-term interest periods ending on date shown in maturity date column.
  +  Cost basis for book and tax purposes is substantially the same.
     INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

                                                                                   DOMESTIC PRIME       TAX EXEMPT    U.S. TREASURY
                                                                                    MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                                      PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                                    -------------     ------------      ------------
ASSETS:
   Investments, in securities, at value (identified cost--$237,111,045*,
      $156,430,720, and $91,012,354*, respectively) ..............................   $ 237,111,045    $ 156,430,720    $  91,012,354
   Cash ..........................................................................         136,132        1,543,600           58,156
   Interest receivable ...........................................................          43,165          766,634            6,694
   Receivable for fund shares sold ...............................................           8,450             --               --
   Other assets ..................................................................           7,261            6,238           16,500
                                                                                     -------------    -------------    -------------
         Total assets ............................................................     237,306,053      158,747,192       91,093,704
                                                                                     -------------    -------------    -------------

LIABILITIES:
   Dividend payable ..............................................................         344,813          132,203           89,678
   Payable for fund shares redeemed ..............................................             109            1,614          171,633
   Advisory fee payable (note 2) .................................................          59,566           40,523           23,303
   Administrative services fee payable (note 2) ..................................          19,855           13,508            7,768
   Fund accounting and shareholder servicing fees payable (note 2) ...............           8,676            6,148            4,224
   Accrued expenses payable and other liabilities ................................          61,394           46,262           35,636
                                                                                     -------------    -------------    -------------
         Total liabilities .......................................................         494,413          240,258          332,242
                                                                                     -------------    -------------    -------------
   NET ASSETS ....................................................................   $ 236,811,640    $ 158,506,934    $  90,761,462
                                                                                     =============    =============    =============
NET ASSETS CONSIST OF:
   Shares of beneficial interest outstanding (par value of $0.001 per share);
      2,000,000,000 shares authorized per Portfolio (note 3) .....................   $     236,700    $     158,558    $      90,761
   Additional paid-in capital ....................................................     236,463,101      158,399,648       90,670,701
   Undistributed net investment income ...........................................            --              3,430             --
   Distributions in excess of net investment income ..............................         (11,680)            --               --
   Accumulated net realized gain (loss) on investments ...........................         123,519          (54,702)            --
                                                                                     -------------    -------------    -------------
   NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...................................   $ 236,811,640    $ 158,506,934    $  90,761,462
                                                                                     =============    =============    =============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING .....................................     236,699,801      158,558,206       90,761,462
                                                                                     =============    =============    =============
   NET ASSET VALUE PER SHARE OUTSTANDING .........................................   $        1.00    $        1.00    $        1.00
                                                                                     =============    =============    =============

   * Includes  Repurchase  Agreements of  $69,973,970  and  $43,525,353  for the
     Domestic  Prime Money  Market  Portfolio  and U.S.  Treasury  Money  Market
     Portfolio, respectively.

                 See accompanying notes to financial statements

                                       12

                              THE TREASURER'S FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1996


                                                                           DOMESTIC PRIME        TAX EXEMPT          U.S. TREASURY
                                                                            MONEY MARKET        MONEY MARKET          MONEY MARKET
                                                                             PORTFOLIO            PORTFOLIO             PORTFOLIO
                                                                           ------------          ------------          ------------
INTEREST INCOME ..................................................         $ 11,965,370          $  5,340,685          $  4,662,127
                                                                           ------------          ------------          ------------

EXPENSES:
  Advisory (note 2) ..............................................              657,103               455,634               263,957
  Administrative services (note 2) ...............................              218,993               151,851                87,971
  Custody ........................................................               64,225                15,795                18,102
  Shareholder services (note 2) ..................................               37,005                19,598                12,641
  Fund accounting (note 2) .......................................               31,589                37,463                31,122
  Auditing .......................................................               25,000                25,020                25,000
  Interest (note 7) ..............................................               22,865                  --                    --
  Legal ..........................................................               19,714                14,049                 8,620
  Registration ...................................................               17,268                17,268                16,034
  Directors' fees and expenses ...................................               15,004                15,003                14,587
  Reports to shareholders ........................................               14,626                 8,964                 3,630
  Miscellaneous ..................................................               58,574                36,860                51,452
                                                                           ------------          ------------          ------------
                                                                              1,181,966               797,505               533,116
Less--Fund expenses waived by Administrator (note 2) .............              (20,122)               (7,713)               (5,202)
                                                                           ------------          ------------          ------------
Total expenses ...................................................            1,161,844               789,792               527,914
                                                                           ------------          ------------          ------------
NET INVESTMENT INCOME ............................................           10,803,526             4,550,893             4,134,213
NET REALIZED GAIN ON SECURITIES ..................................              390,740                11,161                30,689
                                                                           ------------          ------------          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............         $ 11,194,266          $  4,562,054          $  4,164,902
                                                                           ============          ============          ============

                                               See accompanying notes to financial statements

                                                                   13


                                                                    THE TREASURER'S FUND
                                                             STATEMENT OF CHANGES IN NET ASSETS


                                                DOMESTIC PRIME                 TAX EXEMPT                      U.S. TREASURY
                                           MONEY MARKET PORTFOLIO         MONEY MARKET PORTMONEY             MARKET PORTFOLIO
                                         ---------------------------   ----------------------------    ----------------------------
                                           YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,  OCTOBER 31,
                                              1996           1995            1996            1995            1996          1995
                                         ------------   ------------    ------------   ------------     -----------    -----------
INCREASE (DECREASE) IN NET  ASSETS
Operations:
  Net investment income ............... .$ 10,803,526   $  8,150,142    $  4,550,893   $  4,516,976    $  4,134,213   $  5,231,872
  Net realized gain (loss) on securities
    (note 8) ...........................      390,740       (474,237)         11,161         (2,775)         30,689         30,797
                                         ------------   ------------    ------------   ------------     -----------    -----------
  Net increase in net assets resulting
   from operations .....................   11,194,266      7,675,905       4,562,054      4,514,201       4,164,902      5,262,669
                                         ------------   ------------    ------------   ------------     -----------    -----------
Distributions to shareholders:
  Net investment income (note 1C) ......  (10,803,526)    (8,150,142)     (4,550,893)    (4,516,976)     (4,134,213)    (5,231,872)
  In excess of net investment income ...         --          (11,680)           --             --              --             --
  Net realized gain on securities ......      (55,898)          --              --             --           (30,689)       (30,797)
                                         ------------   ------------    ------------   ------------     -----------    -----------
TOTAL DISTRIBUTIONS PAID TO SHAREHOLDERS  (10,859,424)    (8,161,822)     (4,550,893)    (4,516,976)     (4,164,902)    (5,262,669)
                                         ------------   ------------    ------------   ------------     -----------    -----------
  Net increase (decrease) in net assets
    from capital share transactions
    (note 3) ...........................   67,179,305     25,776,580      17,670,184      6,877,356      (4,072,838)   (43,370,462)
                                         ------------   ------------    ------------   ------------     -----------    -----------
CONTRIBUTIONS BY AFFILIATE (NOTE 8) ....         --          262,913            --             --              --             --
                                         ------------   ------------    ------------   ------------     -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS    67,514,147     25,553,576      17,681,345      6,874,581      (4,072,838)   (43,370,462)

NET ASSETS
  Beginning of period ..................  169,297,493    143,743,917     140,825,589    133,951,008      94,834,300    138,204,762
                                         ------------   ------------    ------------   ------------     -----------    -----------
  End of period* ..................... ..$236,811,640   $169,297,493    $158,506,934   $140,825,589     $90,761,462    $94,834,300
                                         ============   ============    ============   ============     ===========    ===========

* Distributions in excess of net investment income for the Domestic Prime Money Market Portfolio is (11,680) for October 31, 1996 and October 31, 1995 and accumulated net investment income for the Tax Exempt Money Market Portfolio is $3,430 for October 31, 1996 and October 31, 1995.

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


1. The Treasurer's Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "Act"). The Fund currently consists of six separately managed portfolios: U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio, Global Money Market Portfolio, Tax Exempt Money Market Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio (collectively, the "Portfolios"). Of these, the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio have commenced operations. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements:

          (A) The Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio value all portfolio securities by the amortized cost method which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

          (B) It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its "investment company taxable income," as defined in the Code, and net capital gains, if any, to its shareholders. Therefore, no Federal income tax provision is required. The Fund intends to treat each Portfolio as a separate entity taxable as a corporation for Federal income tax purposes and to have each Portfolio qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

          (C) Net investment income, including short-term capital gains, is declared as dividends daily and paid monthly; however, if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Dividends are payable to shareholders of record at the time of declaration.

          (D) Investment transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is issued.

          (E) Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses.

          (F) Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. The Fund retains Gabelli-O'Connor Fixed Income Mutual Funds Management Co. ("Gabelli-O'Connor") to act as Investment Advisor and Furman Selz LLC ("Furman Selz" ) to act as Administrator for the Fund. Gabelli-O'Connor supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Board of Directors, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The Advisor also provides supervisory personnel who are responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculations, reports to and filings with regulatory authorities and services relating to such functions. However, the Administrator provides personnel to perform the operational components of such services.

     Pursuant to the Administrative Services Agreement with each of the Portfolios, Furman Selz provides all management and administrative services necessary for the Fund, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors.

                              THE TREASURER'S FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 1996


    As compensation for their respective  services,  Gabelli-O'Connor and Furman
    Selz  are  entitled  to  monthly  fees  with  respect  to  each   Portfolio.
    Gabelli-O'Connor earns fees at the following annualized rates:

      ------------------------------------------------------------------------
         AVERAGE DAILY VALUE OF                                     GABELLI-
         NET ASSETS OF EACH PORTFOLIO                               O'CONNOR
      ------------------------------------------------------------------------
         U.S. Treasury Money Market Portfolio                        0.30%
         Domestic Prime Money Market Portfolio                       0.30%
         Money Market Plus Portfolio                                 0.30%
         Tax Exempt Money Market Portfolio                           0.30%
         Limited Term Portfolio                                      0.45%
         Tax Exempt Limited Term Portfolio                           0.45%
      ------------------------------------------------------------------------


    For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and
    (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

    The Administrator also provides the Fund with all accounting related services. For the fund accounting services provided, the Administrator is paid a fee of $2,500 plus out of pocket expenses per Portfolio per month.

    For the year ended October 31, 1996, Gabelli-O'Connor was entitled to fees of $657,103, $455,634 and $263,957 from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively. For fund accounting and administrative servicing fees during this period, Furman Selz received $31,589 and $218,993, respectively, from the Domestic Prime Money Market Portfolio, $37,463 and $151,851, respectively, from the Tax Exempt Money Market Portfolio and $31,122 and $87,971, respectively, from the U.S. Treasury Money Market Portfolio.

    Furman Selz acts as the Fund's transfer and dividend disbursing agent. The Fund compensates Furman Selz for providing personnel and facilities to perform transfer agency related services for the Fund at a rate intended not to exceed the cost of providing such services. During the year ended October 31, 1996, Furman Selz was entitled to and voluntarily waived fees of $20,122 for the Domestic Prime Money Market Portfolio, $7,713 for the Tax Exempt Money Market Portfolio and $5,202 for the U.S. Treasury Money Market Portfolio.

    The Fund has adopted a distribution and service plan (the "Plan" ) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. GOC Fund Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

    The Advisor has agreed to reimburse each Portfolio for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the lesser of (i) 1.50% of the Portfolio's average annual net assets or (ii) the limits on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. From time to time, the Advisor may voluntarily assume certain expenses of any Portfolio of the Fund as noted above. No such reimbursement was required during the year ended October 31, 1996, for any of the Portfolios.

3. At October 31, 1996, there were twenty billion shares of capital stock, having a par value of one tenth of one cent ($0.001) per share, authorized. Each Portfolio has been allocated two billion shares of the authorized capital stock. The balance of eight billion shares of capital stock may be issued in an existing or newly created class by resolution of the Board of Directors. Transactions in capital stock shares at $1.00 per share were as follows:

                                                                    THE TREASURER'S FUND
                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                      OCTOBER 31, 1996

                                                DOMESTIC PRIME                   TAX EXEMPT                 U.S. TREASURY
                                            MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                          --------------------------    ---------------------------    -------------------------
                                          YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                          OCTOBER 31,    OCTOBER 31,      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1996           1995             1996           1995           1996          1995
                                         -----------     -----------     -----------    -----------    -----------    -----------
Sold .................................   834,654,747     615,364,259     457,529,068    459,789,646    480,104,084    603,115,075
Issued in reinvestment of dividends ..    10,497,986       7,815,023       4,428,441      4,303,751      3,922,581      4,838,090
                                         -----------     -----------     -----------    -----------    -----------    -----------
                                         845,152,733     623,179,282     461,957,509    464,093,397    484,026,665    607,953,165
Redeemed .............................  (777,973,428)   (597,402,702)   (444,287,325)  (457,216,041)  (488,099,503)  (651,323,627)
                                         -----------     -----------     -----------    -----------    -----------    -----------
Increase (decrease) in  shares .......    67,179,305      25,776,580      17,670,184      6,877,356     (4,072,838)   (43,370,462)
                                         ===========     ===========     ===========    ===========    ===========    ===========



4. Each Portfolio may engage in repurchase agreements, with respect to any security in which that Portfolio is authorized to invest, with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. The Portfolios will always receive securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

5. In the pursuit of the Fund's minimum credit risk investment policy, each Portfolio maintains a diversified portfolio of money market instruments, each of which matures or resets to par in less than 397 days from date of purchase and is determined to represent minimal credit risk in accordance with the policies and procedures approved by the Fund's Directors. The ability of the issuer of the instruments to meet their obligations may be affected by economic developments in a specific industry, region or state.

6. The Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loan plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or through the reinvestment of collateral of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

7. The Portfolios are permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. The
     Portfolios may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York and whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement.

8. During the year ended October 31, 1995, the Domestic Prime Money Market Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Fund by Gabelli-O'Connor.

9. At October 31, 1996, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $53,141 with $2,775, $1,391, $2,039, $7,802 and $39,134 expiring in 2003, 2002, 2001, 1998 and
     1997, respectrively.

10. SUBSEQUENT EVENTS. Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Fund by Furman Selz will be provided to the Fund by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Fund and BISYS.

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS

      Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.


                                                                             DOMESTIC PRIME
                                                                         MONEY MARKET PORTFOLIO
                                               ----------------------------------------------------------------------------
                                                                                 YEAR ENDED
                                               ----------------------------------------------------------------------------
                                               OCTOBER 31,      OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                                  1996             1995            1994            1993             1992
                                               ---------         ---------       ---------       ---------        ---------
PER SHARE DATA:
  Net asset value, beginning of year ........    $ 1.000          $ 1.000         $ 1.000         $ 1.000           $ 1.000
                                                --------         --------        --------        --------          --------
  Investment Operations:
  Investment income--net ....................      0.049            0.054           0.035           0.028             0.038
  Net realized gain (loss)
    on investments...........................         --           (0.002)             --              --                --
                                                --------         --------        --------        --------          --------
    Total from Investment Operations.........      0.049            0.052           0.035           0.028             0.038
                                                --------         --------        --------        --------          --------
  Dividends from investment
    income--net .............................     (0.049)          (0.054)         (0.035)         (0.028)           (0.038)
  Dividends from net realized
    gain on investments......................         --               --              --              --                --
                                                --------         --------        --------        --------          --------
    Total Distributions .....................     (0.049)          (0.054)         (0.035)         (0.028)           (0.038)
                                                --------         --------        --------        --------          --------
  Contributions from affiliate (note 8)......         --            0.002              --              --                --
                                                --------         --------        --------        --------          --------
  Net asset value, end of year...............    $ 1.000          $ 1.000         $ 1.000         $ 1.000           $ 1.000
                                                ========         ========        ========        ========          ========
Total Investment Return......................       5.12%            5.50%           3.56%           2.90%             3.82%
Ratios/Supplemental Data:
  Ratio of expenses
    to average net assets....................       0.53%*           0.52%*          0.54%           0.62%             0.54%
  Ratio of interest expense to
    average net assets.......................       0.01%            0.02%           0.13%             --                --
  Ratio of net investment income to
    average net assets ......................       4.93%            5.33%           3.49%           2.82%             3.82%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator ...................       0.01%            0.01%           0.01%             --              0.01%
  Net Assets, end of
    year (in thousands)......................   $236,812         $169,297        $143,744        $145,021          $169,357

-----------------------
* Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would have been 0.52% and 0.50% for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.
                 See accompanying notes to financial statements

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS

      Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                        TAX EXEMPT
                                                                                  MONEY MARKET PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                                                         YEAR ENDED
                                                -----------------------------------------------------------------------------------
                                                 OCTOBER 31,    OCTOBER 31,       OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                    1996           1995             1994                1993               1992
                                                 ----------     -----------       ----------         ----------         ----------
PER SHARE DATA:
  Net asset value, beginning of year.......        $ 1.000         $ 1.000          $ 1.000            $ 1.000            $ 1.000
                                                   -------         -------          -------            -------            -------
  Investment Operations:
  Investment income--net...................          0.030           0.034            0.022              0.021              0.031
  Net realized gain (loss)
    on investments.........................             --              --               --                 --                 --
                                                   -------         -------          -------            -------            -------
    Total from Investment Operations ......          0.030           0.034            0.022              0.021              0.031
                                                   -------         -------          -------            -------            -------
  Distributions:
  Dividends from investment
    income--net............................         (0.030)         (0.034)          (0.022)            (0.021)            (0.031)
                                                   -------         -------          -------            -------            -------
    Total Distributions....................         (0.030)         (0.034)          (0.022)            (0.021)            (0.031)
                                                   -------         -------          -------            -------            -------
  Net asset value, end of year ............        $ 1.000         $ 1.000          $ 1.000            $ 1.000            $ 1.000
                                                   =======         =======          =======            =======            =======
Total Investment Return ...................           3.04%           3.42%            2.21%              2.16%              3.19%
Ratios/Supplemental Data:
  Ratio of expenses to
    average net assets.....................           0.54%*          0.52%*           0.53%              0.57%              0.58%
  Ratio of net investment income to
    average net assets.....................           3.00%           3.35%            2.18%              2.15%              3.10%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator..................             --            0.01%            0.01%                --               0.02%
  Net Assets, end of year
    (in thousands) ........................       $158,507        $140,826         $133,951           $117,751            $95,751

----------
*Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the custodian.  Including such custodian fee credits, the expense ratios would have been 0.52% and 0.50% for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.

                              THE TREASURER'S FUND
FINANCIAL HIGHLIGHTS
      Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                   U.S. TREASURY
                                                                              MONEY MARKET PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                                                    YEAR ENDED
                                                  ---------------------------------------------------------------------------------
                                                  OCTOBER 31,      OCTOBER 31,        OCTOBER 31,       OCTOBER 31,      OCTOBER 31,
                                                     1996             1995               1994              1993             1992
                                                   ---------        ---------          ---------         ---------        ---------
PER SHARE DATA:
  Net asset value, beginning of year.........         $ 1.000         $ 1.000             $ 1.000          $ 1.000         $ 1.000
                                                       ------          ------              ------           ------          ------
  Investment Operations:
  Investment income--net ....................           0.047           0.051               0.033            0.026           0.034
  Net realized gain (loss)
    on investments...........................              --              --                  --               --           0.002
                                                       ------          ------              ------           ------          ------
    Total from Investment Operations.........           0.047           0.051               0.033            0.026           0.036
                                                       ------          ------              ------           ------          ------
  Distributions:
  Dividends from
    investment income--net...................          (0.047)         (0.051)             (0.033)          (0.026)         (0.034)
  Dividends from net realized
    gain on investments......................              --              --                  --               --          (0.002)
                                                       ------          ------              ------           ------          ------
    Total Distributions .....................          (0.047)         (0.051)             (0.033)          (0.026)         (0.036)
                                                       ------          ------              ------           ------          ------
  Net asset value, end of year ..............         $ 1.000         $ 1.000             $ 1.000          $ 1.000         $ 1.000
                                                       ======          ======              ======           ======          ======
Total Investment Return .....................            4.83%           5.27%               3.31%            2.60%           3.68%
Ratios/Supplemental Data:
  Ratio of expenses to average
    net assets...............................            0.63%*          0.56%*              0.49%            0.47%           0.45%
  Ratio of net investment income
    to average net  assets ..................            4.70%           5.10%               3.07%            2.55%           3.38%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator....................              --              --                  --               --            0.01%
  Net Assets, end of
    year (in thousands)......................         $90,761         $94,834            $138,205         $224,071        $254,899
----------
*Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with the  custodian.  Including such custodian fee credits,  the expense ratios would have been 0.60% and 0.54% for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                   FEDERAL TAX STATUS OF DIVIDENDS (UNAUDITED)

This information is provided to you to meet regulatory requirements and no current action on your part is needed.

For the fiscal year ended October 31, 1996, dividends paid to you in cash or reinvested in the amount of $0.049 per share for Domestic Prime Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 11.2% of the income was derived from obligations of the U.S. Treasury.

For the fiscal year October 31, 1996, dividends in the amont of $ 0.030 per share for the Tax Exempt Money Market Portfolio are exempt from Federal taxation. They may not be exempt from state or local taxation. You should contact your tax adviser as to the state and local status of the dividend you have received.

For the fiscal year ended October 31, 1996, dividends paid to you in cash or reinvested in the amount of $0.047 per share for the U.S. Treasury Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 52.4% of the income was derived from obligations of the U.S. Treasury.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors
The Treasurer's Fund, Inc.

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Treasurer's Fund, Inc. (comprising the Domestic Prime Money Market, Tax Exempt Money Market, and U.S. Treasury Money Market Portfolios) as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasure's Fund, Inc. at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                  /s/Ernst & Young LLP

New York, New York
December 11, 1996

                              THE TREASURER'S FUND

BOARD OF DIRECTORS

      THOMAS E. O'CONNOR*                Chairman of the Board

      FELIX J. CHRISTIANA                (Retired) Senior Vice President,
                                         Dollar Dry Dock Savings Bank

      MARY E. HAUCK                      (Retired) Senior Portfolio Manager,
                                         Gabelli-O'Connor Fixed Income
                                         Mutual Funds Management Co.

      ROBERT C. KOLODNY, M.D.            Physician, author and lecturer, General
                                         Partner of KBS Partnership

      WILLIAM A. MERRITT                 Financial Consultant/Mergers &
                                         Acquisitions

      ANTHONY R. PUSTORINO               Certified Public Accountant; Professor,
                                         Pace University

      GARY L. ROUBOS                     Chairman of Dover Corp.

* "Interested person" as that term is defined in the Investment Company Act of 1940.


--------------------------------------------------------------------------------

OFFICERS

      THOMAS E. O'CONNOR                  Chairman of the Board

      RONALD S. EAKER                     President and Chief Investment Officer

      HENLEY L. SMITH                     Vice President and Investment Officer

      CARROLL L. COWARD                   Vice President and Investment Officer

      JUDITH A. FABRIZI                   Secretary, Treasurer and
                                          Investment Officer

      JOHN J. PILEGGI                     Assistant Treasurer

      JOAN V. FIORE                       Assistant Secretary

      SHERYL HIRSCHFELD                   Assistant Secretary